BANK FINANCIAL ASSETS AND LIABILITIES - Information of credit quality of loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit quality of loans
Net loans	₽ 288,032	₽ 131,564
Loans to individuals
Credit quality of loans
Net loans	₽ 35,300
Provision for impairment to gross loans	9.00%
Loans to individuals | Gross amount
Credit quality of loans
Net loans	₽ 38,777
Loans to individuals | Accumulated impairment
Credit quality of loans
Net loans	(3,477)
Loans to individuals | Collectively assessed
Credit quality of loans
Net loans	₽ 34,958
Provision for impairment to gross loans	7.00%
Loans to individuals | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 33,826
Provision for impairment to gross loans	2.00%
Loans to individuals | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 365
Provision for impairment to gross loans	18.00%
Loans to individuals | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 113
Provision for impairment to gross loans	43.00%
Loans to individuals | Collectively assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 59
Provision for impairment to gross loans	57.00%
Loans to individuals | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 95
Provision for impairment to gross loans	72.00%
Loans to individuals | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 500
Provision for impairment to gross loans	76.00%
Loans to individuals | Collectively assessed | Gross amount
Credit quality of loans
Net loans	₽ 37,779
Loans to individuals | Collectively assessed | Gross amount | Not past due
Credit quality of loans
Net loans	34,582
Loans to individuals | Collectively assessed | Gross amount | Up to 30 days
Credit quality of loans
Net loans	445
Loans to individuals | Collectively assessed | Gross amount | 31 - 60 days past due
Credit quality of loans
Net loans	197
Loans to individuals | Collectively assessed | Gross amount | 60 - 90 days past due
Credit quality of loans
Net loans	136
Loans to individuals | Collectively assessed | Gross amount | 91 to 180 days
Credit quality of loans
Net loans	340
Loans to individuals | Collectively assessed | Gross amount | over 180 days
Credit quality of loans
Net loans	2,079
Loans to individuals | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(2,821)
Loans to individuals | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(756)
Loans to individuals | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(80)
Loans to individuals | Collectively assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(84)
Loans to individuals | Collectively assessed | Accumulated impairment | 60 - 90 days past due
Credit quality of loans
Net loans	(77)
Loans to individuals | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(245)
Loans to individuals | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(1,579)
Loans to individuals | Individually assessed
Credit quality of loans
Net loans	₽ 342
Provision for impairment to gross loans	66.00%
Loans to individuals | Individually assessed | Not past due
Credit quality of loans
Net loans	₽ 124
Provision for impairment to gross loans	79.00%
Loans to individuals | Individually assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 3
Provision for impairment to gross loans	25.00%
Loans to individuals | Individually assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 1
Provision for impairment to gross loans	0.00%
Loans to individuals | Individually assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 27
Provision for impairment to gross loans	0.00%
Loans to individuals | Individually assessed | over 180 days
Credit quality of loans
Net loans	₽ 187
Provision for impairment to gross loans	49.00%
Loans to individuals | Individually assessed | Gross amount
Credit quality of loans
Net loans	₽ 998
Loans to individuals | Individually assessed | Gross amount | Not past due
Credit quality of loans
Net loans	599
Loans to individuals | Individually assessed | Gross amount | 31 - 60 days past due
Credit quality of loans
Net loans	4
Loans to individuals | Individually assessed | Gross amount | 60 - 90 days past due
Credit quality of loans
Net loans	1
Loans to individuals | Individually assessed | Gross amount | 91 to 180 days
Credit quality of loans
Net loans	27
Loans to individuals | Individually assessed | Gross amount | over 180 days
Credit quality of loans
Net loans	367
Loans to individuals | Individually assessed | Accumulated impairment
Credit quality of loans
Net loans	(656)
Loans to individuals | Individually assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(475)
Loans to individuals | Individually assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(1)
Loans to individuals | Individually assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(180)
Medium-sized enterprises and small businesses | Collectively assessed
Credit quality of loans
Net loans	₽ 1,492
Provision for impairment to gross loans	23.00%
Medium-sized enterprises and small businesses | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 1,200
Provision for impairment to gross loans	2.00%
Medium-sized enterprises and small businesses | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 6
Provision for impairment to gross loans	16.00%
Medium-sized enterprises and small businesses | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 1
Provision for impairment to gross loans	40.00%
Medium-sized enterprises and small businesses | Collectively assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 2
Provision for impairment to gross loans	40.00%
Medium-sized enterprises and small businesses | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 8
Provision for impairment to gross loans	47.00%
Medium-sized enterprises and small businesses | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 275
Provision for impairment to gross loans	60.00%
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount
Credit quality of loans
Net loans	₽ 1,941
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | Not past due
Credit quality of loans
Net loans	1,224
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | Up to 30 days
Credit quality of loans
Net loans	7
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | 31 - 60 days past due
Credit quality of loans
Net loans	2
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | 60 - 90 days past due
Credit quality of loans
Net loans	4
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | 91 to 180 days
Credit quality of loans
Net loans	15
Medium-sized enterprises and small businesses | Collectively assessed | Gross amount | over 180 days
Credit quality of loans
Net loans	689
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(449)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(24)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(1)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(1)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 60 - 90 days past due
Credit quality of loans
Net loans	(2)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(7)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	₽ (414)